Subsequent events (Details Narrative) - Shanghai Tops Future Microelectronics Co Ltd [Member] - Subsequent Event [Member] ¥ in Millions	Jan. 05, 2026 CNY (¥)
Subsequent Event [Line Items]
Total consideration	¥ 18.0
Fixed consideration	3.0
Contigent consideration	¥ 15.0